Taxes and contributions	12 Months Ended
Dec. 31, 2023
Taxes and contributions [Abstract]
Taxes and contributions	Taxes and contributions

	December 31,
	2023	2022

Taxes
Services tax(i)	193,048	184,536
Social integration program(ii)	57,318	35,003
Social contribution on revenues(ii)	358,429	211,749
Income tax and social contribution(iii)	4,476	4,104
Other	24,840	18,878
	638,111	454,270

	December 31,
	2023	2022

Judicial deposits(iv)
Services tax(i)	(176,330)	(163,005)
Social integration program(ii)	(30,908)	(28,165)
Social contribution on revenues(ii)	(190,202)	(173,321)
	(397,440)	(364,491)
	240,671	89,779

(i)    Refers to tax on revenues.
(ii)    Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income. The increase is mainly due to the taxes from FIDC.
(iii)    Refers to the income tax and social contribution payable.
(iv)    The PagSeguro Group obtained until January 2021 court decisions to deposit the amount related to the payments in escrow for matters discussed in items "i" and "ii" and above.